August 7, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filings - Rule 497 (j)

Re:      Dreyfus Premier Opportunity Funds
         CIK No. 1111178
         1940 Act File No. 811-09891
         Registration Statement File No. 333-34474

Dear Sir/Madam:

         Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on July 29, 2002.

         Please address any comments or questions to the undersigned at
(212) 922-6883.

                                                        Very truly yours,


                                                     /s/Kiesha Astwood
                                                        Kiesha Astwood

Cc:      J. Prusnofsky
         Stoock & Stroock & Lavan
         Ernst & Young